Convertible Preferred Stock and Common Stock (Details) - Schedule of liquidation preference for each of series of convertible preferred stock	Dec. 31, 2022 $ / shares
Series E [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Per Share Liquidation Preference	$ 1.2208	[1]
Series D [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Per Share Liquidation Preference	0.4639	[1]
Series C-1 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Per Share Liquidation Preference	0.4656
Series C [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Per Share Liquidation Preference	0.5167
Series B-4 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Per Share Liquidation Preference	0.3646
Series B-3 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Per Share Liquidation Preference	0.3953
Series B-2 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Per Share Liquidation Preference	0.4554
Series B-1 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Per Share Liquidation Preference	0.3646
Series A-4 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Per Share Liquidation Preference	1.7089
Series A-3 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Per Share Liquidation Preference	0.8026
Series A-2 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Per Share Liquidation Preference	1.5962
Series A-1 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Per Share Liquidation Preference	$ 1.797

[1]	In the event of a liquidation, Series E and Series D are also entitled to receive accrued dividends.